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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2000

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date           Number    Price     Value or Approx        Seller
Each   Ident   Shares     Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share     at Time of Purch     Broker


03-01   CEE      3400     17.1029     23.59             Weeden & Co
03-02   " "      5500     16.8466     23.95             " "
03-03   " "      5500     17.0625     23.87             " "
03-06   " "      7800     17.2099     24.22             " "
03-07   " "      5800     17.2198     24.15             " "
03-08   " "      7800     17.3125     23.99             " "
03-09   " "      3500     17.3750     24.39             " "
03-10   " "      7800     17.5946     25.16             " "
03-13   " "      4000     17.5313     24.45             " "
03-14   " "      8300     17.7011     24.74             " "
03-15   " "      4400     17.5284     24.29             " "
03-16   " "      8300     17.5949     24.24             " "
03-17   " "      1400     17.6205     24.69             " "
03-20   " "      8200     17.6631     24.70             " "
03-21   " "      6000     17.2813     24.35             " "
03-22   " "      1600     17.4375     24.36             " "
03-23   " "      4200     17.3452     24.47             " "
03-24   " "      5500     17.5909     24.96             " "
03-27   " "      1700     17.7132     25.16             " "
03-28   " "      2400     17.6875     25.17             " "
03-29   " "      7500     17.6750     24.50             " "
03-30   " "      2700     17.3125     23.54             " "
03-31   " "      7500     17.1917     23.45             " "


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The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement  04/01/00